FINANCIAL STATEMENTS SCHEDULE I - FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS - Parenthetical (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0
Parent | Reportable legal entity
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Other comprehensive loss, tax	0	0	0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0